Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2023
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

17. RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. The related parties that had transactions in the six months ended June 30, 2022 and 2023 or balances with the Group as of December 30, 2022 and June 30, 2023 consisted of:

Related Party	Nature of the party	Relationship with the Group
Haohan Xu	Individual	Chief Executive Officer
Apifiny Inc.	Investment management	Controlled by Haohan Xu
Roxe Holding Inc.	Investment management	Controlled by Haohan Xu
Dr. Chris Chang Yu*	Individual	Co-Founder and shareholder
CRS Holdings Inc.	Investor	Controlled by Dr. Chris Chang Yu
Jiaxing Zhijun Sihang Investment Partnership Enterprises (limited partnership) (“Jiaxing Zhijun”)	Private equity investment	Shareholder, due to diluted equity interest, no longer a related party for the six months ended June 30 2023

*	Dr. Yu resigned from his position as the Chief Executive Officer (“CEO”) of the Company and Chairman of the Board on April 6, 2022 and was appointed as Co-Chairman and Co-CEO in May 2022. On May 17, 2023, Dr. Yu resigned as the Co-Chief Executive Officer of the Company.

Related party balances

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
Due from related parties:
Apifiny Inc.	—	211	29
Roxe Holding Inc.	—	363	50
Dr. Chris Chang Yu	—	290	40
Due from related parties, net	—	864	119

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
Due to related parties:
CRS Holdings Inc.	287	592	82
Jiaxing Zhijun	927	—	—
Due to related parties	1,214	592	82

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
Accounts receivables-related parties:
Apifiny Inc.	—	3,525	486
Roxe Holding Inc.	—	7,925	1,093
Accounts Receivables-related parties, net	—	11,450	1,579

Accounts receivables-related parties represented receivables from Apifiny Inc. and Roxe Holding Inc. for research and development services provided by the Group’s subsidiaries before the GISN acquisition.

Related party transactions

For the six months ended June 30, 2022 and 2023, related party transactions consisted of the following:

	For the six months ended June 30,
	2022	2023	2023
	RMB	RMB	US$
Fixed assets purchased from Apifiny Inc.	—	970	134
Consulting service received from Roxe Holding Inc.	—	464	64
Rent expense incurred with Apifiny Inc.	32	624	86

Acquisition, investment and divestitures

The Group completed two acquisitions from a related party – Mr. Xu (details refer to Note 4) and completed divestiture transaction with a related party Dr. Chris Yu on July 28, 2023 (details refer to Note 5). On May 24, 2023, the Group completed equity investment in Nassau, controlled by a related party - Mr. Xu (details refer to Note 10).